Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Document Period End Date	Jun. 30, 2024
C000164379 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Class A
Trading Symbol	BDKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Class A/BDKAX)	$90	1.76%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
Net Assets	$ 248,852,702
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,391,396
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$248,852,702
Total number of portfolio holdings	111
Total advisory fee paid/(reimbursed)	$1,391,396
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Western Mortgage Reference Notes Series 2021-CL2, 9.435%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 14.700%, 11/25/2039	3.7%
AMSR 2020-SFR1 Trust, 8.193%, 4/17/2037	3.4%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.9%
Progress Residential 2020-SFR3 Trust, 6.234%, 10/17/2027	2.6%
FARM Mortgage Trust 2023-1, 3.035%, 3/25/2052	2.2%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
Western Mortgage Reference Notes Series 2021-CL2, 10.685%, 7/25/2059	2.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 14.650%, 10/25/2027	2.0%
Ally Bank Auto Credit-Linked Notes Series 2024-A, 12.748%, 5/17/2032	2.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Western Mortgage Reference Notes Series 2021-CL2, 9.435%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 14.700%, 11/25/2039	3.7%
AMSR 2020-SFR1 Trust, 8.193%, 4/17/2037	3.4%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.9%
Progress Residential 2020-SFR3 Trust, 6.234%, 10/17/2027	2.6%
FARM Mortgage Trust 2023-1, 3.035%, 3/25/2052	2.2%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
Western Mortgage Reference Notes Series 2021-CL2, 10.685%, 7/25/2059	2.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 14.650%, 10/25/2027	2.0%
Ally Bank Auto Credit-Linked Notes Series 2024-A, 12.748%, 5/17/2032	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164380 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Class C
Trading Symbol	BDKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Class C/BDKCX)	$128	2.51%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.51%
Net Assets	$ 248,852,702
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,391,396
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$248,852,702
Total number of portfolio holdings	111
Total advisory fee paid/(reimbursed)	$1,391,396
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Western Mortgage Reference Notes Series 2021-CL2, 9.435%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 14.700%, 11/25/2039	3.7%
AMSR 2020-SFR1 Trust, 8.193%, 4/17/2037	3.4%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.9%
Progress Residential 2020-SFR3 Trust, 6.234%, 10/17/2027	2.6%
FARM Mortgage Trust 2023-1, 3.035%, 3/25/2052	2.2%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
Western Mortgage Reference Notes Series 2021-CL2, 10.685%, 7/25/2059	2.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 14.650%, 10/25/2027	2.0%
Ally Bank Auto Credit-Linked Notes Series 2024-A, 12.748%, 5/17/2032	2.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Western Mortgage Reference Notes Series 2021-CL2, 9.435%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 14.700%, 11/25/2039	3.7%
AMSR 2020-SFR1 Trust, 8.193%, 4/17/2037	3.4%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.9%
Progress Residential 2020-SFR3 Trust, 6.234%, 10/17/2027	2.6%
FARM Mortgage Trust 2023-1, 3.035%, 3/25/2052	2.2%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
Western Mortgage Reference Notes Series 2021-CL2, 10.685%, 7/25/2059	2.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 14.650%, 10/25/2027	2.0%
Ally Bank Auto Credit-Linked Notes Series 2024-A, 12.748%, 5/17/2032	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164381 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Institutional Class
Trading Symbol	BDKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Institutional Class/BDKNX)	$77	1.51%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%
Net Assets	$ 248,852,702
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,391,396
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$248,852,702
Total number of portfolio holdings	111
Total advisory fee paid/(reimbursed)	$1,391,396
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Western Mortgage Reference Notes Series 2021-CL2, 9.435%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 14.700%, 11/25/2039	3.7%
AMSR 2020-SFR1 Trust, 8.193%, 4/17/2037	3.4%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.9%
Progress Residential 2020-SFR3 Trust, 6.234%, 10/17/2027	2.6%
FARM Mortgage Trust 2023-1, 3.035%, 3/25/2052	2.2%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
Western Mortgage Reference Notes Series 2021-CL2, 10.685%, 7/25/2059	2.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 14.650%, 10/25/2027	2.0%
Ally Bank Auto Credit-Linked Notes Series 2024-A, 12.748%, 5/17/2032	2.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Western Mortgage Reference Notes Series 2021-CL2, 9.435%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 14.700%, 11/25/2039	3.7%
AMSR 2020-SFR1 Trust, 8.193%, 4/17/2037	3.4%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.9%
Progress Residential 2020-SFR3 Trust, 6.234%, 10/17/2027	2.6%
FARM Mortgage Trust 2023-1, 3.035%, 3/25/2052	2.2%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
Western Mortgage Reference Notes Series 2021-CL2, 10.685%, 7/25/2059	2.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 14.650%, 10/25/2027	2.0%
Ally Bank Auto Credit-Linked Notes Series 2024-A, 12.748%, 5/17/2032	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.